Fixed Assets and Intangible Assets, Net (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fixed Assets and Intangible Assets, Net (Textual)
Depreciation and amortization expense	$ 151,007	$ 51,180